LEASES	9 Months Ended
Sep. 30, 2012
Leases [Abstract]
LEASES
LEASES

Rental expense
As of September 30, 2012, the Company leased in 33 vessels on long-term time charters and bare boat charters from third parties and related parties.  Two of these long-term charters and bare boat charters are classified as operating leases and 31 are classified as capital leases. In addition, a further two vessels are leased in from third parties on short-term fixed rate charters and are classified as operating leases. The Company's long-term capital leases with Ship Finance and special purpose lessor entities are disclosed in Note 12.

The Company is also committed to make rental payments to third parties and related parties under operating leases for office premises. The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending September 30,
2013	12,539
2014	1,924
2015	1,636
2016	519
2017	147
Thereafter	—
Total minimum lease payments	16,765

Total rental expense for operating leases was $33.0 million and $52.8 million for the nine months ended September 30, 2012 and September 30, 2011, respectively.

Rental income
The minimum future revenues to be received on time and bare boat charters which are accounted for as operating leases and other contractually committed income as of September 30, 2012 are as follows:

(in thousands of $)
Year ending September 30,
2013	90,459
2014	26,155
2015	—
2016	—
2017	—
Thereafter	—
Total minimum lease payments	116,614

The cost and accumulated depreciation of the vessels leased to third parties as of September 30, 2012 were approximately $516.6 million and $238.4 million, respectively. The cost and accumulated depreciation of the vessels leased to third parties as of December 31, 2011 were approximately $1,261.6 million and $542.7 million, respectively. None of the vessels currently leased to third parties are leased in on operating leases by the Company.

As of September 30, 2012, the Company leased out ten of its vessels to third parties on time and bare boat charters under operating leases with initial periods ranging between one month and two years. At September 30, 2012, the Company also leased out one vessel, which was classified as an investment in a finance lease, with an initial period of 20 years.